Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	BCB BANCORP INC
Entity Central Index Key	0001228454
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		9,404,775
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Public Float			$ 88.6
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes